ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accrued accounts payable and accrued liabilities consisted of the following at February 28, 2022 and May 31, 2021:

	February 28, 2022	May 31, 2021
Trade accounts payable	$883,939	$771,843
Accrued payroll and payroll taxes	260,785	279,721
Accrued liabilities	730,318	557,061
Total	$1,875,042	$1,608,625

Accounts payable and accrued liabilities consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Trade accounts payable	$771,843	$591,060
Accrued payroll and payroll taxes	279,721	212,361
Accrued liabilities	557,061	369,462
Total	$1,608,625	$1,172,883